JPMORGAN TRUST II

270 Park Avenue

New York, N.Y. 10017

April 27, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (“Trust”) on behalf of
JPMorgan Mortgage-Backed Securities Fund
(the “Fund”)
File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 154 (Amendment No. 155 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed to register new Class C Shares for the Fund listed above.

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

cc:	Vincent J. Di Stefano